Expense Example {- Fidelity® Stock Selector All Cap Fund} - 09.30 Fidelity Stock Selector All Cap Fund AMCIZ Prospectus-13 - Fidelity® Stock Selector All Cap Fund	Nov. 29, 2021 USD ($)
Fidelity Stock Selector All Cap Fund-Class A
Expense Example:
1 year	$ 667
3 years	863
5 years	1,075
10 years	1,685
Fidelity Stock Selector All Cap Fund-Class M
Expense Example:
1 year	469
3 years	721
5 years	992
10 years	1,765
Fidelity Stock Selector All Cap Fund-Class C
Expense Example:
1 year	278
3 years	551
5 years	949
10 years	1,854
Fidelity Stock Selector All Cap Fund-Class I
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	774
Fidelity Stock Selector All Cap Fund-Class Z
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	$ 726